Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income tax expense
Total current tax income / (expense)	€ (14,355)	€ (5,185)	€ (3,562)
Thereof prior year adjustments	(741)	(520)
Thereof other current income tax effects for the period	(13,614)	(4,665)	(3,562)
Total deferred tax income / (expense)	(1,179)	1,744	123
Thereof effects from origination and reversal of temporary balance sheet differences	2,553	(73)	1,185
Thereof prior year adjustments	896	435
Thereof effects from (non-)recognition of deferred tax assets on current tax losses / interest carryforwards	(4,628)	1,382	(1,062)
Total income tax expense	€ (15,534)	€ (3,441)	€ (3,439)